Income Tax (Details) - Schedule of operating loss carried forward $ in Thousands	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 125,221
Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	27,068
United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	16,333
Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	54,057
United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	49
Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	17,364
Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,350
2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,689
2030 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2030 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2030 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,689
2030 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2030 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2030 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	14,197
2031 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2031 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2031 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	12,395
2031 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2031 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,802
2031 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,994
2032 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2032 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2032 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	6,135
2032 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2032 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,859
2032 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2033 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,516
2033 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2033 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2033 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,591
2033 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2033 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,925
2033 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2034 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	33,025
2034 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2034 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2034 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	25,247
2034 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2034 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,778
2034 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2037 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	641
2037 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2037 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	641
2037 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2037 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2037 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2037 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2039 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	479
2039 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	479
2039 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2039 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2039 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2039 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2039 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2040 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,824
2040 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,824
2040 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2040 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2040 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2040 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2040 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2041 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,675
2041 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,675
2041 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2041 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2041 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2041 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2041 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2042 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,090
2042 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,090
2042 [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2042 [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2042 [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2042 [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2042 [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	26,091
Indefinite [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Indefinite [Member] | United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	15,692
Indefinite [Member] | Colombia [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Indefinite [Member] | United Kingdom [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	49
Indefinite [Member] | Portugal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Indefinite [Member] | Germany [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 10,350